Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Balance Sheet Disclosures [Abstract]
Accrued compensation	$ 19,581,000	$ 18,931,000
Accrued interest	55,170,000	62,999,000
Other	1,147,000	509,000
Other Accrued Liabilities	75,898,000	82,439,000
Restricted cash	4,000,000	3,000,000
Supplemental Cash Flow Disclosures [Abstract]
Cash payments for interest, net of amounts capitalized	247,217,000	128,807,000	73,861,000
Cash payments for income taxes	487,000	1,797,000	1,282,000
Noncash Investing Activities [Abstract]
Fair value of assets acquired	1,523,466,000	1,375,010,000	117,717,000
Cash paid	(1,500,193,000)	(1,351,033,000)	(115,285,000)
Receivable from seller	3,557,000	9,976,000	636,000
Payable to sellers	(4,847,000)	0	0
Liabilities assumed	21,983,000	33,953,000	3,068,000
Net outstanding checks	$ 54,000